Leased Property - Lessor, Operating Lease, Payment to be Received, Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Remaining nine months ending December 31, 2023	$ 1,151	$ 1,726
2024	2,302	2,302	$ 2,354
2025	2,265	2,265	1,454
2026	1,657	1,657	1,418
2027	1,356	1,356	810
Thereafter	3,783	3,783
Total undiscounted lease payments	$ 12,514	$ 13,089	$ 8,139